TD-2 P1 07/11

SUPPLEMENT DATED JULY 15, 2011

 TO THE PROSPECTUS DATED MAY 1, 2011

OF

TEMPLETON DEVELOPING MARKETS SECURITIES FUND – Class 1

(a series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)).

The prospectus is amended as follows:

1. On page TD-S1 of the Fund Summary, under “Fees and Expenses of the Fund,”  the “Annual Fund Operating Expenses”  table and “Example”  are replaced with the following:

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management fees[1]	1.11%
Distribution and service (12b-1) fees	None
Other expenses	0.26%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses	1.38%
Fee waiver and/or expense reimbursement[1]	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.37%

1. Restated to reflect the decrease in the investment management fee effective May 1, 2011. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreement may not be terminated during the term set forth above. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which do not reflect the decrease in management fee and the acquired fund fees and expenses.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$ 139	$ 436	$ 754	$ 1,657

2. The text under the heading "Portfolio Turnover" on page TD-S1 of the Fund Summary is replaced with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.41% of the average value of its portfolio.

Please keep this supplement for future reference.

TD-2 P2 07/11

SUPPLEMENT DATED JULY 15, 2011

 TO THE PROSPECTUS DATED MAY 1, 2011

OF

TEMPLETON DEVELOPING MARKETS SECURITIES FUND – Class 2

(a series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)).

The prospectus is amended as follows:

1. On page TD-S1 of the Fund Summary, under “Fees and Expenses of the Fund,”  the “Annual Fund Operating Expenses”  table and “Example”  are replaced with the following:

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management fees[1]	1.11%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses	1.63%
Fee waiver and/or expense reimbursement[1]	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.62%

1. Restated to reflect the decrease in the investment management fee effective May 1, 2011. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreement may not be terminated during the term set forth above. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which do not reflect the decrease in management fee and the acquired fund fees and expenses.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 2	$ 165	$ 513	$ 886	$ 1,933

2. The text under the heading "Portfolio Turnover" on page TD-S1 of the Fund Summary is replaced with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.41% of the average value of its portfolio.

Please keep this supplement for future reference.

TD-2 P3 07/11

SUPPLEMENT DATED JULY 15, 2011

 TO THE PROSPECTUS DATED MAY 1, 2011

OF

TEMPLETON DEVELOPING MARKETS SECURITIES FUND – Class 3

(a series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)).

The prospectus is amended as follows:

1. On page TD-S1 of the Fund Summary, under “Fees and Expenses of the Fund,”  the “Annual Fund Operating Expenses”  table and “Example”  are replaced with the following:

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
Class 3
Management fees[1]	1.11%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses	1.63%
Fee waiver and/or expense reimbursement[1]	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.62%

1. Restated to reflect the decrease in the investment management fee effective May 1, 2011. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreement may not be terminated during the term set forth above. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which do not reflect the decrease in management fee and the acquired fund fees and expenses.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3	$ 165	$ 513	$ 886	$ 1,933

2. The text under the heading "Portfolio Turnover" on page TD-S1 of the Fund Summary is replaced with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.41% of the average value of its portfolio.

Please keep this supplement for future reference.

TD-2 P4 07/11

SUPPLEMENT DATED JULY 15, 2011

 TO THE PROSPECTUS DATED MAY 1, 2011

OF

TEMPLETON DEVELOPING MARKETS SECURITIES FUND – Class 4

(a series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)).

The prospectus is amended as follows:

1. On page TD-S1 of the Fund Summary, under “Fees and Expenses of the Fund,”  the “Annual Fund Operating Expenses”  table and “Example”  are replaced with the following:

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
Class 4
Management fees[1]	1.11%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.26%
Acquired fund fees and expenses[1]	0.01%
Total annual Fund operating expenses	1.73%
Fee waiver and/or expense reimbursement[1]	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[1,2]	1.72%

1. Restated to reflect the decrease in the investment management fee effective May 1, 2011. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreement may not be terminated during the term set forth above. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which do not reflect the decrease in management fee and the acquired fund fees and expenses.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 4	$ 175	$ 544	$ 938	$ 2,041

2. The text under the heading "Portfolio Turnover" on page TD-S1 of the Fund Summary is replaced with the following:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.41% of the average value of its portfolio.

Please keep this supplement for future reference.